PRINCIPAL ACTIVITIES AND ORGANIZATION - COMPANY'S PRINCIPAL SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2021
Yunji Holding Limited [Member]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	Dec. 20, 2017
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Chuangke Information Technology (Shenzhen) Co., Ltd.[Member]
Place of incorporation	Shenzhen
Date of incorporation or acquisition	Aug. 28, 2018
Percentage of direct or indirect	100.00%
Principal activities	Technology development
Zhejiang Youji Supply Chain Management Co., Ltd.[Member]
Place of incorporation	Huzhou
Date of incorporation or acquisition	Nov. 30, 2016
Percentage of direct or indirect	100.00%
Principal activities	Procurement
Anhui Delue Network Technology Co., Ltd.[Member]
Place of incorporation	Hefei
Date of incorporation or acquisition	Jan. 15, 2017
Percentage of direct or indirect	100.00%
Principal activities	Customer service
Zhejiang Jiyuan Network Technology Co., Ltd.[Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Aug. 14, 2018
Percentage of direct or indirect	100.00%
Principal activities	Procurement
Zhejiang Zhelue Network Technology Co., Ltd.[Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	May 23, 2016
Percentage of direct or indirect	100.00%
Principal activities	Sales of merchandise
Hangzhou Jichuang Network Technology Co., Ltd.[Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	May 23, 2016
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Yunji Hongkong Limited [Member]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	Aug. 25, 2015
Percentage of direct or indirect	100.00%
Principal activities	Procurement
Ningbo Yunchu Trading Co., Ltd.[Member]
Place of incorporation	Ningbo
Date of incorporation or acquisition	May 10, 2018
Percentage of direct or indirect	100.00%
Principal activities	Custom clearance
Hangzhou Yunchuang Sharing Network Technology Co., Ltd. [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Jun. 13, 2018
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Desking technology(HK) Co., Limited [Member]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	Jul. 26, 2016
Percentage of direct or indirect	100.00%
Principal activities	Investment holding and Financing solution
Jironghuishang Commercial Factoring (Tianjin) Co., Ltd [Member]
Place of incorporation	Tianjin
Date of incorporation or acquisition	Oct. 16, 2018
Percentage of direct or indirect	100.00%
Principal activities	Financing solution
Zhejiang Yunxuan Supply Chain Management Co., Ltd [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Aug. 09, 2018
Percentage of direct or indirect	100.00%
Principal activities	Procurement